Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 259	$ 7,940		$ 8,404
Checking accounts and demand deposits	1,056,185	32,329,820		39,697,319
Cash equivalents	626,615	19,180,676		6,372,343
Cash and cash equivalents,total	$ 1,683,059	$ 51,518,436	$ 1,505,327	$ 46,078,066	$ 38,392,524	$ 55,251,181